Income Taxes - Income Tax Benefit/(Provision) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current - Federal	$ 148	$ (381)	$ 0
Current - State	(7)	(3)	0
Deferred - Federal	1,835	46	115
Deferred - State	23	10	(10)
Current - Ouside of the U.S.	(4)	1	1
Deferred - Ouside of the U.S.	0	0	0
Income Tax Expense (Benefit)	$ 1,995	$ (327)	$ 106